Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

9.Income taxes

The income tax expense differs from the amounts computed by applying the combined federal and provincial statutory income tax rate to the loss before income taxes due to the following:

	2025	2024
	$	$
Loss before income taxes	(10,548,287)	(2,968,738)
Statutory tax rate	26.5%	26.5%

Expected income tax recovery	(2,795,296)	(786,716)
Share-based payments	1,810,908	105,958
Items not deductible (taxable) for income tax purposes	1,917	10,891
Non-taxable change in fair value of investments	—	(2,474)
Unrecognized benefit of deferred tax assets	982,471	672,341
Income tax recovery	—	—

The Company’s deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	2025		2024
	Federal	Quebec	Federal	Quebec
	$	$	$	$
Intangible assets	1,014,692	1,014,692	1,035,303	1,035,303
Share issue costs	—	—	15,222	15,222
Non-capital losses carried forward	16,781,229	16,891,108	12,944,882	13,014,588
Cumulative Canadian development expense	366,991	256,894	366,991	256,894
	18,162,912	18,162,694	14,362,398	14,322,007

9.Income taxes (cont’d)

The Company’s unrecognized non-capital tax losses have the following expiry dates:

	Federal	Quebec
	$	$
2029	426,995	426,995
2030	104,746	104,746
2031	478,770	478,770
2032	239,462	239,462
2033	116,890	116,890
2034	81,539	81,539
2035	83,953	83,953
2036	172,967	172,967
2037	950,030	950,030
2038	677,480	677,480
2039	638,211	638,211
2040	669,043	665,594
2041	1,282,492	1,609,748
2042	1,903,915	1,791,728
2043	2,440,570	2,370,071
2044	2,677,819	2,653,593
2045	3,836,347	3,829,335
	16,781,229	16,891,108

The Company can also report for $374,368 of U.S. tax losses for an indefinite period.